Quarterly portfolio holdings
John Hancock
Diversified Macro Fund
Alternative
July 31, 2025
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Consolidated Fund’s investments
As of 7-31-25 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 65.9%				$848,557,700
(Cost $848,570,952)
U.S. Government 65.9%				848,557,700
U.S. Treasury Bill	4.251	08-28-25	150,000,000	149,517,656
U.S. Treasury Bill	4.260	08-07-25	92,000,000	91,934,553
U.S. Treasury Bill	4.260	08-14-25	173,000,000	172,732,539
U.S. Treasury Bill	4.260	09-04-25	160,000,000	159,353,698
U.S. Treasury Bill	4.268	09-11-25	129,000,000	128,370,094
U.S. Treasury Bill	4.273	08-21-25	147,000,000	146,649,160

Total investments (Cost $848,570,952) 65.9%	$848,557,700
Other assets and liabilities, net 34.1%	438,266,545
Total net assets 100.0%	$1,286,824,245

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	107	Long	Sep 2025	$98,283,101	$97,924,867	$(358,234)
30-Year U.S. Treasury Bond Futures	234	Long	Sep 2025	26,472,450	26,705,250	232,800
3-Month EURIBOR Futures	2,885	Long	Dec 2026	807,646,631	806,588,081	(1,058,550)
Australian 10-Year Bond Futures	1,447	Long	Sep 2025	106,071,194	105,649,710	(421,484)
Brent Crude Futures	407	Long	Sep 2025	28,465,157	29,149,340	684,183
CAC40 Index Futures	650	Long	Aug 2025	57,697,442	57,688,270	(9,172)
Canadian 10-Year Bond Futures	225	Long	Sep 2025	19,686,459	19,572,207	(114,252)
Cocoa Futures	12	Long	Sep 2025	897,426	891,125	(6,301)
Cocoa Futures	49	Long	Dec 2025	3,485,425	3,544,282	58,857
Coffee ’C’ Futures	29	Long	Sep 2025	3,073,908	3,205,950	132,042
Coffee ’C’ Futures	118	Long	Dec 2025	12,853,020	12,721,875	(131,145)
DAX Index Futures	52	Long	Sep 2025	35,017,843	35,844,318	826,475
Dow Jones Industrial Average E-Mini Index Futures	468	Long	Sep 2025	99,986,127	103,673,700	3,687,573
Electrolytic Copper Futures	182	Long	Sep 2025	43,267,487	43,649,652	382,165
Euro STOXX 50 Index Futures	1,360	Long	Sep 2025	82,406,027	82,707,841	301,814
Euro-BOBL Futures	4,331	Long	Sep 2025	583,729,322	579,463,453	(4,265,869)
Euro-Bund Futures	2,711	Long	Sep 2025	404,018,819	400,863,056	(3,155,763)
Euro-Schatz Futures	4,331	Long	Sep 2025	530,855,084	529,024,827	(1,830,257)
FTSE 100 Index Futures	95	Long	Sep 2025	11,043,414	11,425,845	382,431
Gas Oil Futures	866	Long	Sep 2025	60,234,959	60,641,650	406,691
Gasoline RBOB Futures	450	Long	Sep 2025	40,007,562	40,988,430	980,868
Hang Seng Index Futures	390	Long	Aug 2025	63,501,059	61,313,203	(2,187,856)
Long Gilt Futures	1,447	Long	Sep 2025	174,829,544	176,021,091	1,191,547
Nasdaq 100 E-Mini Index Futures	182	Long	Sep 2025	80,213,128	85,048,600	4,835,472
Nikkei 225 Index Futures	9	Long	Sep 2025	2,245,973	2,432,626	186,653
NY Harbor ULSD Futures	650	Long	Sep 2025	65,409,367	65,287,950	(121,417)
Primary Aluminum Futures	225	Long	Sep 2025	14,068,718	14,421,713	352,995
Russell 2000 E-Mini Index Futures	840	Long	Sep 2025	90,363,694	93,248,400	2,884,706
S&P 500 E-Mini Index Futures	269	Long	Sep 2025	82,413,343	85,733,663	3,320,320
SGX Japanese Government Bond Futures	13	Long	Sep 2025	1,190,742	1,189,914	(828)
Silver Futures	191	Long	Sep 2025	34,443,452	35,115,350	671,898
Soybean Oil Futures	303	Long	Dec 2025	9,737,215	9,953,550	216,335
U.S. Dollar Index Futures	61	Long	Sep 2025	5,986,179	6,090,545	104,366
WTI Crude Oil Futures	468	Long	Aug 2025	31,319,834	32,380,920	1,061,086
Zinc Futures	95	Long	Sep 2025	6,574,545	6,559,798	(14,747)
10-Year U.S. Treasury Note Futures	823	Short	Sep 2025	(91,469,967)	(91,404,438)	65,529
2-Year U.S. Treasury Note Futures	3,378	Short	Oct 2025	(700,788,195)	(699,298,781)	1,489,414
3-Month SOFR Index Futures	5,327	Short	Mar 2027	(1,288,875,619)	(1,288,135,188)	740,431
3-Month SONIA Index Futures	433	Short	Mar 2027	(137,999,995)	(137,993,017)	6,978
5-Year U.S. Treasury Note Futures	4,938	Short	Oct 2025	(533,963,993)	(534,268,453)	(304,460)
Corn Futures	1,412	Short	Dec 2025	(31,073,052)	(29,210,750)	1,862,302
Cotton No. 2 Futures	217	Short	Dec 2025	(7,359,714)	(7,293,370)	66,344
Gold 100 Oz Futures	9	Short	Dec 2025	(3,133,873)	(3,009,780)	124,093
Hard Red Winter Wheat Futures	433	Short	Sep 2025	(12,331,457)	(11,393,313)	938,144
Natural Gas Futures	433	Short	Aug 2025	(15,371,545)	(13,384,030)	1,987,515
Soybean Futures	719	Short	Nov 2025	(38,288,802)	(35,599,488)	2,689,314
Soybean Meal Futures	347	Short	Dec 2025	(10,350,144)	(9,587,610)	762,534
Sugar No. 11 (World) Futures	719	Short	Oct 2025	(12,892,535)	(13,166,328)	(273,793)
TOPIX Index Futures	69	Short	Sep 2025	(13,426,417)	(13,456,830)	(30,413)
Wheat Futures	606	Short	Dec 2025	(18,029,033)	(16,460,475)	1,568,558
						$20,917,892
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	104,496,000	USD	68,444,938	BOA	9/17/2025	—	$(1,232,915)
CAD	172,515,000	USD	126,704,247	BOA	9/17/2025	—	(1,921,474)
CHF	143,804,000	USD	177,536,686	BOA	9/17/2025	$519,305	—
EUR	220,321,000	USD	257,639,884	BOA	9/17/2025	—	(5,443,930)
GBP	258,823,000	USD	349,935,350	BOA	9/17/2025	—	(7,967,094)
JPY	9,468,828,000	USD	65,742,462	BOA	9/17/2025	—	(2,629,816)
MXN	1,031,747,000	USD	54,328,718	BOA	9/17/2025	93,661	—
NZD	15,239,000	USD	9,232,787	BOA	9/17/2025	—	(240,812)
USD	227,920,575	AUD	349,081,000	BOA	9/17/2025	3,391,024	—
USD	224,071,645	CAD	304,966,000	BOA	9/17/2025	3,485,012	—
USD	10,608,232	CHF	8,452,000	BOA	9/17/2025	143,090	—
USD	74,318,485	EUR	64,393,000	BOA	9/17/2025	609,424	—
USD	153,215,694	GBP	113,727,000	BOA	9/17/2025	2,954,613	—
USD	212,673,395	JPY	30,907,345,000	BOA	9/17/2025	6,666,451	—
USD	9,787,620	MXN	184,540,000	BOA	9/17/2025	53,542	—
USD	73,811,495	NZD	123,478,000	BOA	9/17/2025	951,660	—
						$18,867,782	$(19,436,041)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2025, the net assets of the subsidiary were $138,808,317 representing 10.8% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$848,557,700	—	$848,557,700	—
Total investments in securities	$848,557,700	—	$848,557,700	—
Derivatives:
Assets
Futures	$35,202,433	$35,202,433	—	—
Forward foreign currency contracts	18,867,782	—	$18,867,782	—
Liabilities
Futures	(14,284,541)	(12,096,685)	(2,187,856)	—
Forward foreign currency contracts	(19,436,041)	—	(19,436,041)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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